This is filed pursuant to Rule 497(e).

File Nos. 33-12988  and 811-05088
File Nos. 33-49530  and 811-06730
File Nos. 2-10768   and 811-00204
File Nos. 333-85164 and 811-21064
File Nos. 33-76598  and 811-08426
File Nos. 2-70427   and 811-03131
File Nos. 2-29901   and 811-01716

             AB
     ALLIANCEBERNSTEIN
          Investments

                                              THE ALLIANCEBERNSTEIN GROWTH FUNDS
                                                  -AllianceBernstein Growth Fund
                                        -AllianceBernstein Large Cap Growth Fund
                                    -AllianceBernstein Small/Mid Cap Growth Fund
                                           -AllianceBernstein Global Growth Fund
                                    -AllianceBernstein International Growth Fund
                                  -AllianceBernstein Global Thematic Growth Fund
                                   -AllianceBernstein Small Cap Growth Portfolio
--------------------------------------------------------------------------------

Supplement dated June 12, 2009 to the Prospectus dated November 3, 2008 of AllianceBernstein Growth Fund, AllianceBernstein Large Cap Growth Fund, AllianceBernstein Small/Mid Cap Growth Fund, AllianceBernstein Global Growth Fund, and AllianceBernstein International Growth Fund offering Class A, Class B, Class C and Advisor Class shares ("Prospectus 1"), the Prospectus dated November 3, 2008 of AllianceBernstein Growth Fund, AllianceBernstein Large Cap Growth Fund, AllianceBernstein Small/Mid Cap Growth Fund, AllianceBernstein Global Growth Fund, and AllianceBernstein International Growth Fund offering Class A, Class R, Class K and Class I shares ("Prospectus 2", and together with Prospectus 1, the "Prospectuses"), the Prospectus dated November 3, 2008, of AllianceBernstein Global Thematic Growth Fund offering Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares ("Prospectus 3"), and the Prospectus dated November 3, 2008, of AllianceBernstein Small Cap Growth Portfolio offering Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares ("Prospectus 4").

Each of the funds listed above is hereinafter referred to as the Fund (collectively, the "Funds").

                               *   *   *   *   *

The following information replaces the last sentence in the second to last paragraph in the Prospectuses under the heading "AllianceBernstein Small/Mid Cap Growth Fund -- Objective and Principal Strategies."

Normally, the Fund invests in approximately 60-120 stocks broadly diversified by sector.

                               *   *   *   *   *

The following information is added after the last paragraph in the Prospectuses, under the headings "AllianceBernstein Global Growth Fund - Objective and Principal Strategies" and "AllianceBernstein International Growth Fund - Objective and Principal Strategies."

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a position of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

                               *   *   *   *   *

The following information is added after the last bullet point in the Prospectuses under the headings "AllianceBernstein Global Growth Fund -- Principal Risks" and "AllianceBernstein International Growth Fund -- Principal Risks."

     o    Derivatives Risk

     o    Leverage Risk

                               *   *   *   *   *

The following information is added above the last paragraph in the Prospectuses under the heading "Risks Summary."

DERIVATIVES RISK

This is the risk of investments in derivatives. These investments may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for a Fund, and subject to counterparty risk to a greater degree than more traditional investments.

LEVERAGE RISK

When a Fund borrows money or otherwise leverages its portfolio, it may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's investments. A Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures contracts or by borrowing money.

                               *   *   *   *   *

The following information supplements certain information in the Prospectuses under the heading "Management of the Funds -- Portfolio Managers."

AllianceBernstein Growth Fund
-----------------------------

     The management of, and investment decisions for, the Fund are currently made by the Adviser's U.S. Growth Portfolio Oversight Group. Effective December 31, 2008, Alan E. Levi retired from the Adviser. William D. Baird, Frank V. Caruso, Lisa A. Shalett, P. Scott Wallace and Vadim Zlotnikov continue to be the senior persons within the Group primarily responsible for day-to-day management of the Fund's portfolio.

AllianceBernstein Large Cap Growth Fund
---------------------------------------

     The management of, and investment decisions for, the Fund are currently made by the Adviser's U.S. Large Cap Growth Investment Team. Effective June 30, 2009, David P. Handke, Jr. is retiring from the Adviser. James G. Reilly, Michael J. Reilly and P. Scott Wallace will continue to be the senior persons within the Team primarily responsible for day-to-day management of the Fund's portfolio.

AllianceBernstein Small/Mid Cap Growth Fund
-------------------------------------------

     The management of, and investment decisions for, the Fund are made by the Adviser's Small/Mid Cap Growth Investment Team. James H. Russo, Thomas M. Zottner, Catherine D. Wood, Amy P. Raskin and Benjamin R. Ruegsegger are no longer members of the Team. Bruce K. Aronow, N. Kumar Kirpalani, Samantha S. Lau and Wen-Tse Tseng continue to be the senior persons within the Team primarily responsible for day-to-day management of the Fund's portfolio.

AllianceBernstein Global Growth Fund
------------------------------------

The management of, and investment decisions for, the Fund are currently made by the Adviser's Global Growth senior sector analysts. Francis X. Suozzo and Eric Hewitt are no longer senior sector analysts for the Fund. Effective May 6, 2009, William A. Johnston joined Steven A. Nussbaum, Jane E. Schneirov, Paul Vogel, Janet A. Walsh and David G. Robinson as the Team members with the most significant responsibility for the day-to-day management of the Fund's portfolio. Mr. Johnston is a Senior Vice President of AllianceBernstein Limited and a Vice President of the Adviser, with which he has been associated since prior to 2004.

AllianceBernstein International Growth Fund
-------------------------------------------

The management of, and investment decisions for, the Fund are currently made by the Adviser's International Growth Portfolio Oversight Group. Michael J. Levy is no longer a member of the Group. Christopher M. Toub, Gregory D. Eckersley and Robert W. Scheetz continue to be the senior persons within the Group primarily responsible for day-to-day management of the Fund's portfolio.

                               *   *   *   *   *

The following information replaces certain information in Prospectus 1 under the heading "Fees and Expenses of the Funds." The expense information for the following Funds has been restated to reflect current expenses (i.e., annualized fiscal year-to-date expenses as of April 30, 2009) based on lower assets under management. Actual expenses may be higher or lower than those shown.

AllianceBernstein Growth Fund
-----------------------------
Operating Expenses
--------------------------------------------------------------------------------------------------
                                             Class A       Class B     Class C     Advisor Class
                                           -----------   -----------  ---------   ----------------
Management Fees                               .75%           .75%        .75%          .75%
   Distribution and/or
   Service (12b-1) Fees                       .30%          1.00%       1.00%          None
Other Expenses:
   Transfer Agent                             .50%           .63%        .54%          .48%
   Other Expenses                             .09%           .09%        .09%          .09%
                                              ----           ----        ----          ----
Total Other Expenses                          .59%           .72%        .63%          .57%
                                              ----           ----        ----          ----
Total Fund Operating Expenses                1.64%          2.47%       2.38%         1.32%
                                             =====          =====       =====         =====

Examples
--------------------------------------------------------------------------------------------------
                   Class A     Class B+    Class B++     Class C+     Class C++    Advisor Class
                  ---------   ----------  -----------   ----------   -----------  ----------------
After 1 Year         $585        $650         $250          $341        $241           $134
After 3 Years        $920        $970         $770          $742        $742           $418
After 5 Years      $1,279      $1,316       $1,316        $1,270      $1,270           $723
After 10 Years     $2,286      $2,602       $2,602        $2,716      $2,716         $1,590

AllianceBernstein Large Cap Growth Fund
---------------------------------------
Operating Expenses
--------------------------------------------------------------------------------------------------
                                             Class A       Class B     Class C     Advisor Class
                                           -----------   -----------  ---------   ----------------
Management Fees                               .75%           .75%        .75%          .75%
   Distribution and/or
   Service (12b-1) Fees                       .30%          1.00%       1.00%          None
Other Expenses:
   Transfer Agent                             .48%           .62%        .54%          .49%
   Other Expenses                             .10%           .09%        .09%          .09%
                                              ----           ----        ----          ----
Total Other Expenses                          .58%           .71%        .63%          .58%
                                              ----           ----        ----          ----
Total Fund Operating Expenses                1.63%          2.46%       2.38%         1.33%
                                             =====          =====       =====         =====

Examples
--------------------------------------------------------------------------------------------------
                   Class A     Class B+    Class B++     Class C+     Class C++    Advisor Class
                  ---------   ----------  -----------   ----------   -----------  ----------------
After 1 Year         $584        $649         $249          $341           $241        $135
After 3 Years        $917        $967         $767          $742           $742        $421
After 5 Years      $1,274      $1,311       $1,311        $1,270         $1,270        $729
After 10 Years     $2,276      $2,591       $2,591        $2,716         $2,716      $1,601

AllianceBernstein Small/Mid Cap Growth Fund
-------------------------------------------
Operating Expenses
--------------------------------------------------------------------------------------------------
                                             Class A       Class B     Class C     Advisor Class
                                           -----------   -----------  ---------   ----------------
Management Fees                               .75%           .75%        .75%          .75%
   Distribution and/or
   Service (12b-1) Fees                       .23%          1.00%       1.00%          None
Other Expenses:
   Transfer Agent                             .29%           .44%        .34%          .29%
   Other Expenses                             .18%           .17%        .18%          .17%
                                              ----           ----        ----          ----
Total Other Expenses                          .47%           .61%        .52%          .46%
                                              ----           ----        ----          ----
Total Fund Operating Expenses                1.45%          2.36%       2.27%         1.21%
                                             =====          =====       =====         =====

Examples
--------------------------------------------------------------------------------------------------
                   Class A     Class B+    Class B++     Class C+     Class C++    Advisor Class
                  ---------   ----------  -----------   ----------   -----------  ----------------
After 1 Year         $566        $639         $239          $330           $230        $123
After 3 Years        $864        $936         $736          $709           $709        $384
After 5 Years      $1,183      $1,260       $1,260        $1,215         $1,215        $665
After 10 Years     $2,087      $2,469       $2,469        $2,605         $2,605      $1,466

--------------------------------------------------------------------------------------------------


AllianceBernstein International Growth Fund
-------------------------------------------
Operating Expenses
--------------------------------------------------------------------------------------------------
                                             Class A       Class B     Class C     Advisor Class
                                           -----------   -----------  ---------   ----------------
Management Fees                               .75%           .75%        .75%          .75%
   Distribution and/or
   Service (12b-1) Fees                       .30%          1.00%       1.00%          None
Other Expenses:
   Transfer Agent                             .20%           .27%        .22%          .21%
   Other Expenses                             .13%           .13%        .13%          .12%
                                              ----           ----        ----          ----
Total Other Expenses                          .33%           .40%        .35%          .33%
                                              ----           ----        ----          ----
Total Fund Operating Expenses                1.38%          2.15%       2.10%         1.08%
                                             =====          =====       =====         =====

Examples
--------------------------------------------------------------------------------------------------
                   Class A     Class B+    Class B++     Class C+     Class C++    Advisor Class
                  ---------   ----------  -----------   ----------   -----------  ----------------
After 1 Year         $560        $618         $218          $313           $213        $110
After 3 Years        $843        $873         $673          $658           $658        $343
After 5 Years      $1,148      $1,154       $1,154        $1,129         $1,129        $595
After 10 Years     $2,012      $2,287       $2,287        $2,431         $2,431      $1,317

--------------------
+ Assumes redemption at the end of period and, with respect to shares held for 10 years, conversion of Class B shares to Class A shares after eight years.
++ Assumes no redemption at end of period and, with respect to shares held for 10 years, conversion of Class B shares to Class A shares after eight years.

                               *   *   *   *   *

The following information replaces the fourth bullet point under the heading "Investing in the Fund -- Tax-Deferred Accounts and Employee Benefit Plans" in Prospectus 1.

     o AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans; and

                               *   *   *   *   *

The following information replaces the last paragraph under the heading "Investing in the Fund -- Tax-Deferred Accounts and Employee Benefit Plans" in Prospectus 1.

Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees and to group retirement plans with plan assets of less than $1,000,000.

                               *   *   *   *   *

The following information replaces certain information in Prospectus 2 under the heading "Fees and Expenses of the Funds." The expense information for the following Funds has been restated to reflect current expenses (i.e., annualized fiscal year-to-date expenses as of April 30, 2009) based on lower assets under management. Actual expenses may be higher or lower than those shown.

AllianceBernstein Growth Fund
-----------------------------
Operating Expenses
--------------------------------------------------------------------------------
                                Class A      Class R     Class K       Class I
                               ---------    ---------   ---------     ----------
Management Fees                  .75%          .75%        .75%         .75%
Distribution and/or
   Service (12b-1) Fees          .30%          .50%        .25%         None
Other Expenses:
   Transfer Agent                .50%          .22%        .17%         .12%
   Other Expenses                .09%          .09%        .09%         .16%
                                 ----          ----        ----         ----
Total Other Expenses             .59%          .31%        .26%         .28%
                                 ----          ----        ----         ----
Total Fund Operating Expenses   1.64%         1.56%       1.26%        1.03%
                                =====         =====       =====        =====

Examples
--------------------------------------------------------------------------------
                                Class A      Class R     Class K       Class I
                               ---------    ---------   ---------     ----------
After 1 Year                      $167*         $159        $128         $105
After 3 Years                     $517          $493        $400         $328
After 5 Years                     $892          $850        $692         $569
After 10 Years                  $1,944        $1,856      $1,523       $1,259

AllianceBernstein Large Cap Growth Fund
---------------------------------------
Operating Expenses
--------------------------------------------------------------------------------
                                Class A      Class R     Class K       Class I
                               ---------    ---------   ---------     ----------
Management Fees                   .75%         .75%        .75%         .75%
Distribution and/or
   Service (12b-1) Fees           .30%         .50%        .25%         None
Other Expenses:
   Transfer Agent                 .48%         .24%        .18%         .09%
   Other Expenses                 .10%         .10%        .10%         .09%
                                  ----         ----        ----         ----
Total Other Expenses              .58%         .34%        .28%         .18%
                                  ----         ----        ----         ----
Total Fund Operating Expenses    1.63%        1.59%       1.28%         .93%
                                 =====        =====       =====         ====

Examples
--------------------------------------------------------------------------------
                                Class A      Class R     Class K       Class I
                               ---------    ---------   ---------     ----------
After 1 Year                      $166*         $162        $130          $95
After 3 Years                     $514          $502        $406         $296
After 5 Years                     $887          $866        $702         $515
After 10 Years                  $1,933        $1,889      $1,545       $1,143

AllianceBernstein Small/Mid Cap Growth Fund
-------------------------------------------
Operating Expenses
--------------------------------------------------------------------------------
                                Class A      Class R     Class K       Class I
                               ---------    ---------   ---------     ----------
Management Fees                   .75%         .75%        .75%         .75%
Distribution and/or
   Service (12b-1) Fees           .23%         .50%        .25%         None
Other Expenses:
   Transfer Agent                 .29%         .21%        .11%         .02%
   Other Expenses                 .18%         .18%        .19%         .18%
                                  ----         ----        ----         ----
Total Other Expenses              .47%         .39%        .30%         .20%
                                  ----         ----        ----         ----
Total Fund Operating Expenses    1.45%        1.64%       1.30%         .95%
                                 =====        =====       =====         ====

Examples
--------------------------------------------------------------------------------
                                Class A      Class R     Class K       Class I
                               ---------    ---------   ---------     ----------
After 1 Year                      $148*         $167        $132          $97
After 3 Years                     $459          $517        $412         $303
After 5 Years                     $792          $892        $713         $525
After 10 Years                  $1,735        $1,944      $1,568       $1,166

AllianceBernstein International Growth Fund
-------------------------------------------
Operating Expenses
--------------------------------------------------------------------------------
                                Class A      Class R     Class K       Class I
                               ---------    ---------   ---------     ----------
Management Fees                   .75%         .75%        .75%         .75%
Distribution and/or
   Service (12b-1) Fees           .30%         .50%        .25%         None
Other Expenses:
   Transfer Agent                 .20%         .22%        .20%         .02%
   Other Expenses                 .13%         .13%        .13%         .13%
                                  ----         ----        ----         ----
Total Other Expenses              .33%         .35%        .33%         .15%
                                  ----         ----        ----         ----
Total Fund Operating Expenses    1.38%        1.60%       1.33%         .90%
                                 =====        =====       =====         ====

Examples
--------------------------------------------------------------------------------
                                Class A      Class R     Class K       Class I
                               ---------    ---------   ---------     ----------
After 1 Year                      $140*         $163        $135          $92
After 3 Years                     $437          $505        $421         $287
After 5 Years                     $755          $871        $729         $498
After 10 Years                  $1,657        $1,900      $1,601       $1,108

--------------------
* Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.
                               *   *   *   *   *

The following information is added before the last sentence in the last paragraph of Prospectus 3, under the heading "Objective and Principal Strategies."

The Fund may invest, without limit, in derivatives, such as options, futures, forwards and swaps.

                               *   *   *   *   *

The following information is added after the last paragraph of Prospectus 3, under the heading "Objective and Principal Strategies."

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a position of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

                               *   *   *   *   *

The following information is added after the last bullet point in Prospectus 3 under the heading "Principal Risks."

     o    Derivatives Risk

     o    Leverage Risk

                               *   *   *   *   *

The following information is added above the last paragraph in Prospectus 3 under the heading "Risks Summary."

DERIVATIVES RISK

This is the risk of investments in derivatives. These investments may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments.

LEVERAGE RISK

When the Fund borrows money or otherwise leverages its portfolio, it may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures contracts or by borrowing money.

                               *   *   *   *   *

The following information replaces certain information in Prospectus 3 under the heading "Fees and Expenses of the Fund." The expense information for the Fund has been restated to reflect current expenses (i.e., annualized fiscal year-to-date expenses as of April 30, 2009) based on lower assets under management. Actual expenses may be higher or lower than those shown.

AllianceBernstein Global Thematic Growth Fund
---------------------------------------------
Operating Expenses
--------------------------------------------------------------------------------------------------------
                                                                                                 Advisor
                                  Class A     Class B   Class C   Class R   Class K   Class I     Class
                                  -------     -------   -------   -------   -------   -------    -------
Management Fees                     .70%        .70%      .70%      .70%      .70%     .70%       .70%
Distribution and/or
   Service (Rule 12b-1) Fees        .30%       1.00%     1.00%      .50%      .25%     None       None
Other Expenses:
   Transfer Agent                   .62%        .77%      .67%      .25%      .18%     .07%       .63%
   Other Expenses                   .13%        .12%      .14%      .15%      .16%     .25%       .15%
                                    ----        ----      ----      ----      ----     ----       ----
Total Other Expenses                .75%        .89%      .81%      .40%      .34%      .32%      .78%
                                    ----        ----      ----      ----     ----      ----       ----
Total Fund Operating Expenses      1.75%       2.59%     2.51%     1.60%     1.29%    1.02%      1.48%
                                   =====       =====     =====     =====     =====    =====      =====

Examples
--------------------------------------------------------------------------------------------------------------------
                                                                                                            Advisor
                  Class A*   Class B+    Class B++   Class C+   Class C++    Class R   Class K   Class I     Class
                  --------   --------    ---------   --------   ---------    -------   -------   -------   ---------
After 1 Year       $595        $662         $262       $354        $254        $163      $131      $104      $151
After 3 Years      $953      $1,005         $805       $782        $782        $505      $409      $325      $468
After 5 Years    $1,334      $1,375       $1,375     $1,335      $1,335        $871      $708      $563      $808
After 10 Years   $2,400      $2,720       $2,720     $2,846      $2,846      $1,900    $1,556    $1,248    $1,768

--------------------
*    Assumes maximum initial sales charge of 4.25%.
+ Assumes redemption at the end of period and, with respect to shares held for 10 years, conversion of Class B shares to Class A shares after eight years.
++ Assumes no redemption at end of period and, with respect to shares held for 10 years, conversion of Class B shares to Class A shares after eight years.

                               *   *   *   *   *

The following information replaces certain information in Prospectus 4 under the heading "Fees and Expenses of the Fund." The expense information for the Fund has been restated to reflect current expenses (i.e., annualized fiscal year-to-date expenses as of April 30, 2009) based on lower assets under management. Actual expenses may be higher or lower than those shown.

AllianceBernstein Small Cap Growth Portfolio
--------------------------------------------
Operating Expenses
--------------------------------------------------------------------------------------------------------
                                                                                                 Advisor
                                  Class A     Class B   Class C   Class R   Class K   Class I     Class
                                  -------     -------   -------   -------   -------   -------    -------
Management Fees                     .76%        .76%      .76%      .76%      .76%     .76%       .76%
Distribution and/or
   Service (Rule 12b-1) Fees        .27%       1.00%     1.00%      .50%      .25%     None       None
Other Expenses:
   Transfer Agent                   .49%        .64%      .55%      .17%      .18%     .09%       .49%
   Other Expenses                   .23%        .22%      .23%      .26%      .28%     .30%       .22%
                                    ----        ----      ----      ----      ----     ----       ----
Total Other Expenses                .72%        .86%      .78%      .43%      .46%     .39%       .71%
                                    ----        ----      ----      ----      ----     ----       ----
Total Fund Operating Expenses      1.75%       2.62%     2.54%     1.69%     1.47%    1.15%      1.47%
                                   =====       =====     =====     =====     =====    =====      =====

Examples
--------------------------------------------------------------------------------------------------------------------
                                                                                                            Advisor
                  Class A*   Class B+    Class B++   Class C+   Class C++    Class R   Class K   Class I     Class
                  --------   --------    ---------   --------   ---------    -------   -------   -------   ---------
After 1 Year       $595        $665         $265       $357        $257        $172     $150       $117      $150
After 3 Years      $953      $1,014         $814       $791        $791        $533     $465       $365      $465
After 5 Years    $1,334      $1,390       $1,390     $1,350      $1,350        $918     $803       $663      $803
After 10 Years   $2,400      $2,743       $2,743     $2,875      $2,875      $1,998   $1,757     $1,398    $1,757

--------------------

*    Assumes maximum initial sales charge of 4.25%.
+ Assumes redemption at the end of period and, with respect to shares held for 10 years, conversion of Class B shares to Class A shares after eight years.
++ Assumes no redemption at end of period and, with respect to shares held for 10 years, conversion of Class B shares to Class A shares after eight years.

                               *   *   *   *   *

The following information replaces the fourth bullet point under the heading "Investing in the Fund -- Tax-Deferred Accounts and Employee Benefit Plans" in Prospectuses 3 and 4.

     o AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans; and

                               *   *   *   *   *

The following information replaces the last paragraph under the heading "Investing in the Fund -- Retirement Plans" in Prospectuses 3 and 4.

Group retirement plans that selected Class B shares as an investment alternative under their plans before September 2, 2003 may continue to purchase Class B shares. Class C Shares are available to group retirement plans with assets of less than $1,000,000.

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectuses for future reference.


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